Statutory Reserve	12 Months Ended
May 31, 2017
Text Block [Abstract]
Statutory Reserve
22.	STATUTORY RESERVE

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and VIEs in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve and (ii) the development fund.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the years ended May 31, 2015, 2016 and 2017, US$530, US$695 and US$1,749 was accrued for the general reserve, respectively.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. During the years ended May 31, 2015, 2016 and 2017, appropriations to the development fund amounted to US$23,212, US$31,158 and US$33,529, respectively.

These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income. The Group allocated US$23,742, US$31,853 and US$ 35,278 to statutory reserves during the years ended May 31, 2015, 2016 and 2017, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.